Subsidiaries - List of Particular Subsidiaries Principally Affect Results Assets or Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 17, 2019	Apr. 23, 2019
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		21.00%
Cash consideration paid		¥ 14
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Cash consideration paid	¥ 9